Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other operating income (expense) [Abstract]
Summary of Other Income
(1)	Other income for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023	2024	2025
		In millions of won
Reversal of other provisions	￦	79,001	35,317	8,847
Reversal of other allowance for bad debt		1,941	17,699	4,101
Gains on government grants		239	4,789	224
Gains on assets contributed		24,183	29,968	4,505
Gains on liabilities exempted		854	504	914
Compensation and reparations revenue		93,785	84,682	99,976
Revenue from foundation fund		60	58	245
Income related to transfer of assets from customers		743,051	820,631	861,760
Rental income		210,972	204,277	209,400
Others		121,816	100,060	97,091

	￦	1,275,902	1,297,985	1,287,063

Summary of Details of Others of Other Income
(2)	Details of “others” included in other income for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023	2024	2025
		In millions of won
Refund of claim for rectification	￦	1,054	1,512	10,585
Maintenance income on lease building		124	109	801
Training income		1,946	2,486	3,218
Deposit redemption		100	252	223
Reversal of expenses on litigation		44,197	45,751	6,817
Revenue on royalty fee		422	—	—
Gains on guarantee contracts		16	85	85
Others		73,957	49,865	75,362

	￦	121,816	100,060	97,091

Summary of Other Expense
(3)	Other expenses for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023	2024	2025
		In millions of won
Compensation and indemnification expense	￦	34	234	2,174
Accretion expenses of other provisions		4,962	5,841	6,441
Depreciation expenses on investment properties		493	682	1,082
Depreciation expenses on idle assets		3,683	3,642	3,614
Other bad debt expense		40,683	42,776	4,700
Donations		169,748	324,694	145,798
Others		39,302	87,819	79,578

	￦	258,905	465,688	243,387

Summary of Details of Others of Other Expense
(4)	Details of “others” included in other expenses for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023	2024	2025
		In millions of won
Operating expenses related to the idle assets	￦	1,494	1,741	761
Research grants		174	662	254
Supporting expenses on farming and fishing village		13,249	15,344	12,833
Operating expenses on fitness center		8,921	10,116	5,277
Expenses on adjustment of research and development grants		388	392	655
Taxes and dues		1,935	18,065	10,506
Expenses on R&D supports		9	41	205
Others		13,132	41,458	49,087

	￦	39,302	87,819	79,578